Fair Value Measurements (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Assets at Fair Value	$ 401,960,359	$ 363,884,008
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	120,843,198	89,383,106
Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		289,177,479
Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	281,117,161	254,215,724
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	294,121,714	268,240,659
Zurn Elkay Water Solutions common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	15,859,699
Zurn Elkay Water Solutions common stock | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	15,859,699
Common/collective trust | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	4,425,479
Common/collective trust | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	5,077,121
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	104,575,310
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		284,100,358
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	82,756,484	74,494,184
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	294,121,714	268,240,659
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Zurn Elkay Water Solutions common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	21,818,826
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Zurn Elkay Water Solutions common stock | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		15,859,699
Level 1 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	104,575,310
Level 1 | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		284,100,358
Level 1 | Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	82,756,484	74,494,184
Level 1 | Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	294,121,714	268,240,659
Level 1 | Zurn Elkay Water Solutions common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	21,818,826
Level 1 | Zurn Elkay Water Solutions common stock | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		15,859,699
Level 2 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0
Level 2 | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		0
Level 2 | Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	0
Level 2 | Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	0
Level 2 | Zurn Elkay Water Solutions common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0
Level 2 | Zurn Elkay Water Solutions common stock | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		0
Level 3 | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0
Level 3 | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		0
Level 3 | Mutual funds | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	0
Level 3 | Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0	0
Level 3 | Zurn Elkay Water Solutions common stock | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	0
Level 3 | Zurn Elkay Water Solutions common stock | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		0
Fair Value Measured at Net Asset Value Per Share | Common/collective trust | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value	$ 16,267,888	14,888,922
Fair Value Measured at Net Asset Value Per Share | Common/collective trust | Master Trust
EBP, Master Trust [Line Items]
Total Assets at Fair Value		$ 5,077,121